Business Combinations (Details) - Schedule of liability in contingent consideration - Level 3 of Fair value Hierarchy [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combinations (Details) - Schedule of liability in contingent consideration [Line Items]
Balance as of January 1,
Liability arising from business combination	496
Payment	(400)
Changes in unsettled fair value that were recognized in profit or loss	304
Balance as of December 31,	$ 400